Loans receivable, net of credit impairment losses (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Credit impairment losses as at January 1	¥ 423,773	¥ 397,297
Transfer from interest receivable credit impairment losses	0	1,782
Charge to statement of profit	55,264	24,694
Novated to a related party	(245)	0
Credit impairment losses as at December 31	¥ 478,792	¥ 423,773